ONGOING RELATIONSHIPS WITH FINANCIAL INSTITUTIONS AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
ONGOING RELATIONSHIPS WITH FINANCIAL INSTITUTIONS AND GOING CONCERN [Abstract]
ONGOING RELATIONSHIPS WITH FINANCIAL INSTITUTIONS AND GOING CONCERN
NOTE 10 – ONGOING RELATIONSHIPS WITH FINANCIAL INSTITUTIONS AND GOING CONCERN

Management has had a long standing relationship with the financial institutions that are currently providing its credit facilities. The Company has a history of successfully working with its lenders in negotiating previous modifications and extensions, and believes that it will continue to be able to do so in the future. Such extensions or modifications are critical to the Company's ability to meet its financial obligations and execute its business plan. Accordingly, the financial statements do not include any adjustments related to the recoverability of assets and classification of liabilities should the Company not be able to continue to modify or extend its credit facilities. See Note 5 for further details. Please see Note 14 for subsequent events affecting our relationships with financial institutions, if any.

NOTE 10 –ONGOING RELATIONSHIPS WITH FINANCIAL INSTITUTIONS AND GOING CONCERN

Management has had a long standing relationship with the financial institutions that are currently providing its credit facilities. The Company has a history of successfully working with its lenders in negotiating previous modifications and extensions, and believes that it will continue to be able to do so in the future. Such extensions or modifications are critical to the Company's ability to meet its financial obligations and execute its business plan.  Accordingly, the financial statements do not include any adjustments related to the recoverability of assets and classification of liabilities should the Company not be able to continue to modify or extend its credit facilities. See Note 5 for further details. Please see Note 14 for subsequent events affecting our relationships with financial institutions, if any.